DECONSOLIDATION OF SUBSIDIARIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 26, 2013 Nuomi Inc	Dec. 31, 2013 Nuomi Inc	Feb. 28, 2014 Nuomi Inc Subsequent event item	Oct. 31, 2013 Qingting	Feb. 29, 2012 Qingting	Dec. 31, 2013 Qingting	Dec. 31, 2012 Qingting
DECONSOLIDATION OF SUBSIDIARIES
Equity interest (as a percent)				31.61%			40.00%
Remaining equity interest purchased (as a percent)								35.00%
Cash consideration paid to acquire investments	$ 20,000	$ 55,155	$ 46,599					$ 555
Calculation of gain on deconsolidation
Cash consideration received	81					68,066	81
Fair value of investment	97,015	95,603		63,626	63,626		160
Less: Cash and cash equivalents				18,310			328
Prepaid expenses and other current assets				26,417			5
Property and equipment, net				1,318			64
Other non-current assets				190
Accounts payable				(28,467)
Accrued expenses and other payables				(10,957)
Amounts due to Renren Inc.	(1,456)	(1,387)	(1,121)	(74,825)
Deferred revenue				(1,181)
Gain (loss) on deconsolidation of the subsidiaries	132,665			132,821	132,821		(156)		(156)
Percentage of equity interest held by the Company								65.00%		100.00%
Majortiy equity interest sold (as a percentage)						31.61%	60.00%
Final dividend receivable						$ 55,000
Number of transactions upon completion of which all shares will be disposed						2